Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2018 owned a fleet of forty four liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.

The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

During 2016, 2017 and 2018, no charterer accounted for 10% or more of the Company’s revenues.